Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000248258 | Federal National Mortgage Association_313589HQ9
Holdings [Line Items]
Percent of Total Investments	20.45%
C000248258 | U.S. Treasury Bill_912797NX1
Holdings [Line Items]
Percent of Total Investments	19.97%
C000248258 | Federal National Mortgage Association_313589HV8
Holdings [Line Items]
Percent of Total Investments	13.04%
C000248258 | U.S. Treasury Bill_912797PU5
Holdings [Line Items]
Percent of Total Investments	10.06%
C000248258 | Federal Home Loan Mortgage CorporationVirginia_313397HQ7
Holdings [Line Items]
Percent of Total Investments	8.92%
C000248258 | Federal National Mortgage Association_313589HP1
Holdings [Line Items]
Percent of Total Investments	8.68%
C000248258 | Federal Home Loan Mortgage CorporationVirginiaRB_313397HP9
Holdings [Line Items]
Percent of Total Investments	7.30%
C000248258 | Federal Home Loan Bank_313385HV1
Holdings [Line Items]
Percent of Total Investments	7.01%
C000248258 | Federal Home Loan Bank_313385HP4
Holdings [Line Items]
Percent of Total Investments	4.57%
C000248258 | Weekly
Holdings [Line Items]
Percent of Total Investments	69.30%
C000248258 | Daily
Holdings [Line Items]
Percent of Total Investments	30.70%
C000243299 | Federal National Mortgage Association_313589HQ9
Holdings [Line Items]
Percent of Total Investments	20.45%
C000243299 | U.S. Treasury Bill_912797NX1
Holdings [Line Items]
Percent of Total Investments	19.97%
C000243299 | Federal National Mortgage Association_313589HV8
Holdings [Line Items]
Percent of Total Investments	13.04%
C000243299 | U.S. Treasury Bill_912797PU5
Holdings [Line Items]
Percent of Total Investments	10.06%
C000243299 | Federal Home Loan Mortgage CorporationVirginia_313397HQ7
Holdings [Line Items]
Percent of Total Investments	8.92%
C000243299 | Federal National Mortgage Association_313589HP1
Holdings [Line Items]
Percent of Total Investments	8.68%
C000243299 | Federal Home Loan Mortgage CorporationVirginiaRB_313397HP9
Holdings [Line Items]
Percent of Total Investments	7.30%
C000243299 | Federal Home Loan Bank_313385HV1
Holdings [Line Items]
Percent of Total Investments	7.01%
C000243299 | Federal Home Loan Bank_313385HP4
Holdings [Line Items]
Percent of Total Investments	4.57%
C000243299 | Weekly
Holdings [Line Items]
Percent of Total Investments	69.30%
C000243299 | Daily
Holdings [Line Items]
Percent of Total Investments	30.70%
C000248259 | Federal National Mortgage Association_313589HQ9
Holdings [Line Items]
Percent of Total Investments	20.45%
C000248259 | U.S. Treasury Bill_912797NX1
Holdings [Line Items]
Percent of Total Investments	19.97%
C000248259 | Federal National Mortgage Association_313589HV8
Holdings [Line Items]
Percent of Total Investments	13.04%
C000248259 | U.S. Treasury Bill_912797PU5
Holdings [Line Items]
Percent of Total Investments	10.06%
C000248259 | Federal Home Loan Mortgage CorporationVirginia_313397HQ7
Holdings [Line Items]
Percent of Total Investments	8.92%
C000248259 | Federal National Mortgage Association_313589HP1
Holdings [Line Items]
Percent of Total Investments	8.68%
C000248259 | Federal Home Loan Mortgage CorporationVirginiaRB_313397HP9
Holdings [Line Items]
Percent of Total Investments	7.30%
C000248259 | Federal Home Loan Bank_313385HV1
Holdings [Line Items]
Percent of Total Investments	7.01%
C000248259 | Federal Home Loan Bank_313385HP4
Holdings [Line Items]
Percent of Total Investments	4.57%
C000248259 | Weekly
Holdings [Line Items]
Percent of Total Investments	69.30%
C000248259 | Daily
Holdings [Line Items]
Percent of Total Investments	30.70%
C000243300 | Federal National Mortgage Association_313589HQ9
Holdings [Line Items]
Percent of Total Investments	20.45%
C000243300 | U.S. Treasury Bill_912797NX1
Holdings [Line Items]
Percent of Total Investments	19.97%
C000243300 | Federal National Mortgage Association_313589HV8
Holdings [Line Items]
Percent of Total Investments	13.04%
C000243300 | U.S. Treasury Bill_912797PU5
Holdings [Line Items]
Percent of Total Investments	10.06%
C000243300 | Federal Home Loan Mortgage CorporationVirginia_313397HQ7
Holdings [Line Items]
Percent of Total Investments	8.92%
C000243300 | Federal National Mortgage Association_313589HP1
Holdings [Line Items]
Percent of Total Investments	8.68%
C000243300 | Federal Home Loan Mortgage CorporationVirginiaRB_313397HP9
Holdings [Line Items]
Percent of Total Investments	7.30%
C000243300 | Federal Home Loan Bank_313385HV1
Holdings [Line Items]
Percent of Total Investments	7.01%
C000243300 | Federal Home Loan Bank_313385HP4
Holdings [Line Items]
Percent of Total Investments	4.57%
C000243300 | Weekly
Holdings [Line Items]
Percent of Total Investments	69.30%
C000243300 | Daily
Holdings [Line Items]
Percent of Total Investments	30.70%